SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Trade and other payables [abstract]
Trade payables	$ 269,665	$ 350,151
Accrued expenses	485,422	330,845
Other payables	5,263	42,728
Total current trade and other payables	$ 760,350	$ 723,724